Information on Geographical Areas - Summary of Additional Information by Country (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NN Group [member] | Netherlands [member]
Disclosure of geographical areas [line items]
Total assets related to the investment in associate held for sale			€ 2,153.0
France [member]
Disclosure of geographical areas [line items]
Public subsidies amount received	€ 0.5	€ 1.0	€ 3.0